Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Euro Deferred Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Total Endo Health Solutions Inc. Stockholders' Equity	Noncontrolling Interests
Stockholders' equity, beginning balance at Dec. 31, 2011	$ 2,039,591	$ 1,383		$ 952,325	$ 1,551,910	$ (9,436)	$ (518,492)	$ 1,977,690	$ 61,901
Shares, beginning balance at Dec. 31, 2011		138,337,002					21,178,122
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(688,021)				(740,337)			(740,337)	52,316
Other comprehensive income (loss)	2,634					2,634		2,634
Compensation related to stock-based awards	59,395			59,395				59,395
Forfeiture of restricted stock awards, shares		(19,624)
Exercise of options, shares	853,794	853,794
Exercise of options	19,358	8		19,350				19,358
Tax benefits of stock awards	2,537			2,537				2,537
Ordinary shares issued, shares		869,710
Ordinary shares issued	478	9		469				478
Treasury stock acquired, shares							(8,304,330)
Treasury stock acquired	(256,000)						(256,000)	(256,000)
Issuance of ordinary shares from treasury, shares							235,425
Issuance of ordinary shares from treasury	6,062						6,062	6,062
Distributions to noncontrolling interests	(53,269)								(53,269)
Buy-out of noncontrolling interests, net	(598)								(598)
Other	1,039			1,039				1,039
Stockholders' equity, ending balance at Dec. 31, 2012	1,133,206	1,400		1,035,115	811,573	(6,802)	(768,430)	1,072,856	60,350
Shares, ending balance at Dec. 31, 2012		140,040,882					29,247,027
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(632,414)				(685,339)			(685,339)	52,925
Other comprehensive income (loss)	1,887					1,887		1,887
Compensation related to stock-based awards	38,998			38,998				38,998
Forfeiture of restricted stock awards, shares		(12,191)
Exercise of options, shares	3,836,560	3,836,560
Exercise of options	97,129	39		97,090				97,129
Tax benefits of stock awards	4,265			4,265				4,265
Ordinary shares issued, shares		547,823
Ordinary shares issued	268	5		263				268
Tax withholding for restricted shares	(9,781)			(9,781)				(9,781)
Issuance of ordinary shares from treasury, shares	188,374						188,346
Issuance of ordinary shares from treasury	5,310						5,310	5,310
Distributions to noncontrolling interests	(52,711)								(52,711)
Buy-out of noncontrolling interests, net	(1,366)								(1,366)
Other	425			425				425
Stockholders' equity, ending balance at Dec. 31, 2013	585,216	1,444		1,166,375	126,234	(4,915)	(763,120)	526,018	59,198
Shares, ending balance at Dec. 31, 2013		144,413,074					29,058,681
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(718,184)				(721,319)			(721,319)	3,135
Other comprehensive income (loss)	(122,471)					(119,173)		(119,173)	(3,298)
Compensation related to stock-based awards	32,671			32,671				32,671
Forfeiture of restricted stock awards, shares		(3,298)
Exercise of options, shares	1,528,295	1,528,295
Exercise of options	41,392	4		41,388				41,392
Tax benefits of stock awards	33,531			33,531				33,531
Ordinary shares issued, shares		36,235,228
Ordinary shares issued	2,844,366	17		2,844,349				2,844,366
Euro deferred shares issued, shares			4,000,000
Euro deferred shares issued	55		55
Tax withholding for restricted shares	(25,081)			(25,081)				(25,081)
Issuance of ordinary shares from treasury, shares	75,450
Distributions to noncontrolling interests	(5,291)								(5,291)
Buy-out of noncontrolling interests, net	(1,729)								(1,729)
Addition of Paladin noncontrolling interests due to acquisition	38,800								38,800
Removal of HealthTronics, Inc. noncontrolling interests due to disposition	(57,359)								(57,359)
Result of contribution of Endo Health Solutions Inc. to Endo International plc, shares		29,058,681					29,058,681
Result of contribution of Endo Health Solutions Inc. to Endo International plc	0	(1,450)		(761,670)			763,120
Repurchase of convertible senior subordinated notes due 2015, shares		798,367
Repurchase of convertible senior subordinated notes due 2015	(309,829)			(309,829)				(309,829)
Settlement of common stock warrants	(284,454)			(284,454)				(284,454)
Settlement of the hedge on convertible senior subordinated notes due 2015	356,265			356,265				356,265
Other	315		(7)	322				315
Stockholders' equity, ending balance at Dec. 31, 2014	$ 2,408,213	$ 15	$ 48	$ 3,093,867	$ (595,085)	$ (124,088)	$ 0	$ 2,374,757	$ 33,456
Shares, ending balance at Dec. 31, 2014		153,912,985	4,000,000				0